Organization and Principal Activities - Additional Information (Detail) $ in Thousands				1 Months Ended			12 Months Ended
		Dec. 16, 2014 shares	Jul. 07, 2011	May 31, 2016	Dec. 31, 2014 shares	Aug. 31, 2014	Dec. 31, 2016 USD ($) asset_group related_party Term shares	Dec. 31, 2016 CNY (¥) asset_group related_party Term shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Nov. 23, 2011 USD ($)
Variable Interest Entity [Line Items]
Date of Incorporation							Nov. 23, 2011	Nov. 23, 2011
Share capital | $											$ 15
Ordinary shares conversion basis							Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances.	Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances.
Ordinary shares, new issues							5,197,032	5,197,032	5,995,293
Percentage of VIEs revenues to the consolidated net revenues							100.00%	100.00%	100.00%	100.00%
Percentage of VIEs assets to the consolidated total assets							16.30%	16.30%	19.80%
Percentage of VIEs liability to the consolidated total liabilities							66.40%	66.40%	53.20%
Number of consolidated VIE's assets that are collateral for the VIE's obligations | asset_group							0	0
VIEs creditors having recourse to general credit of the Company | related_party							0	0
Number of terms under arrangement with VIEs to provide financial support | Term							0	0
Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, voting rights							One vote per share	One vote per share
Ordinary shares, new issues		45,688,888			45,688,888
Class B Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, voting rights							Ten votes per share	Ten votes per share
IPO [Member] | Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, new issues		36,800,000			36,800,000
Convertible preferred stock shares converted		200,718,811			200,718,811
Private Placement [Member] | Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, new issues		8,888,888			8,888,888
Mr. Yan Tang [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital											65.00%
Mr. Yong Li [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital											20.00%
Mr. Xiaoliang Lei [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital											8.00%
Mr. Zhiwei Li [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital											7.00%
Business Operations Agreement [Member]
Variable Interest Entity [Line Items]
Effective years of agreement							10 years	10 years
Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Service fee | $							$ 319,018		$ 112,043	$ 35,188
VIE "Beijing Momo" [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	[1]						Jul. 07, 2011	Jul. 07, 2011
Maximum call option agreement threshold value | ¥								¥ 500,000
VIE "Beijing Momo" [Member] | Mr. Yan Tang [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			65.00%
VIE "Beijing Momo" [Member] | Mr. Yong Li [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			20.00%
VIE "Beijing Momo" [Member] | Mr. Xiaoliang Lei [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			8.00%
VIE "Beijing Momo" [Member] | Mr. Zhiwei Li [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			7.00%
Momo HK [Member]
Variable Interest Entity [Line Items]
Date of Incorporation							Dec. 05, 2011	Dec. 05, 2011
Percentage of economic ownership							100.00%	100.00%
Beijing Momo IT [Member]
Variable Interest Entity [Line Items]
Date of Incorporation							Mar. 09, 2012	Mar. 09, 2012
Percentage of economic ownership							100.00%	100.00%
Beijing Momo IT [Member] | Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Effective years of agreement						10 years
Chengdu Momo Technology Company Limited Investment [Member] | Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Effective years of agreement						10 years
Tianjin Heer Technology Co. Ltd [Member] | Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Effective years of agreement				10 years

[1]	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.